ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquired entities since acquisition date	$ 14
Revenue of combined entity as if combination occurred at beginning of period	4,500
Profit (loss) of combined entity as if combination occurred at beginning of period	102
Goodwill		$ 41,928	$ 43,355
Total
Disclosure of detailed information about business combination [line items]
Revenue of acquired entities since acquisition date	2,400
Identifiable assets acquired (liabilities assumed)			16,381
Goodwill			6,232
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)			10,830
Goodwill			4,777
Total | Energy
Disclosure of detailed information about business combination [line items]
Goodwill			71
Chemelex | Energy
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired		100.00%		53.00%
Consideration transferred, acquisition-date fair value		$ 3,300
Chemelex [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	664
Profit (loss) of combined entity as if combination occurred at beginning of period	73
Percentage of interests acquired		100.00%
Goodwill	680
Consideration transferred, acquisition-date fair value	1,700
Geronimo [Member] | Energy
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	12
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 32
Percentage of interests acquired		100.00%
Consideration transferred, acquisition-date fair value			$ 1,409